CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME / (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Net revenue
Product sales	$ 785,003	4,890,649	3,554,401	2,554,991
Service revenue	0	0	0	34,527
Revenues, Total	785,003	4,890,649	3,554,401	2,589,518
Cost of sales
Cost of goods sold	(733,036)	(4,566,886)	(3,157,009)	(2,194,901)
Cost of services	0	0	0	(27,971)
Cost Of Revenue	(733,036)	(4,566,886)	(3,157,009)	(2,222,872)
Gross profit	51,967	323,763	397,392	366,646
Selling, general and administrative expenses	(25,421)	(158,377)	(188,083)	(191,855)
Research and development expenses	(16,457)	(102,531)	(101,639)	(77,888)
Provision for doubtful accounts	0	0	(2,325)	(2)
Net gain on settlement relating to the acquisition of Long Rise before goodwill impairment	0	0	0	43,676
Impairment loss of goodwill	0	0	(236,945)	(21,422)
Other operating income / (loss), net	569	3,546	(842)	463
Income / (loss) from operations	10,658	66,401	(132,442)	119,618
Gain on disposal of subsidiaries	90	558	0	0
Interest expense	(4,186)	(26,081)	(20,152)	(9,407)
Interest income	2,194	13,668	14,928	14,693
Earnings / (loss) before income taxes	8,756	54,546	(137,666)	124,904
Income tax expense	(937)	(5,839)	(11,553)	(11,849)
Net income / (loss)	7,819	48,707	(149,219)	113,055
Less net income attributable to noncontrolling interests	(3,945)	(24,577)	(7,386)	(680)
Net income / (loss) attributable to Cogo Group, Inc.	3,874	24,130	(156,605)	112,375
Earnings / (loss) per share attributable to Cogo Group, Inc.
Basic: (in dollars per share)	$ 0.11	0.66	(4.22)	3.01
Diluted: (in dollars per share)	$ 0.11	0.66	(4.22)	2.94
Weighted average number of common shares outstanding
- Basic (in shares)	36,355,124	36,355,124	37,094,995	37,275,427
- Diluted (in shares)	36,488,041	36,488,041	37,094,995	38,188,814
Comprehensive income / (loss):
Net income / (loss)	7,819	48,707	(149,219)	113,055
Other comprehensive income / (loss), net of nil tax
Foreign currency translation adjustments	(128)	(798)	(11,159)	(10,486)
Less reclassification adjustment upon disposal of subsidiaries	905	5,638	0	0
Other comprehensive income / (loss)	777	4,840	(11,159)	(10,486)
Comprehensive income / (loss)	8,596	53,547	(160,378)	102,569
Less comprehensive income, net of tax attributable to noncontrolling interests	(3,800)	(23,676)	(7,002)	(289)
Comprehensive income / (loss) attributable to Cogo Group, Inc.	$ 4,796	29,871	(167,380)	102,280